Note 10 - Right-of-use Asset and Leasing Liabilities (June 2020 Note)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Operating and Finance Leases Of Lessee Disclosure [Text Block]
10.
  Right-of-use Asset and Leasing Liabilities

Under the new lease accounting standard, we have determined that we have leases for right-of-use (ROU) assets. We have both finance right-of-use assets and operating right-of-use assets with a related lease liability. Our finance lease right-of-use assets consist of computer hardware and a copying machine. Our operating lease right-of-use assets include our rental agreements for our offices in Richardson and San Marcos, CA. Both types of lease liabilities are determined by the net present value of total payments and are amortized over the life of the lease. Both types of lease obligations are designed to terminate with the last scheduled payment. All of the finance lease right-of-use assets have a three
year life and are in various stages of completion. The Richardson operating lease liability has a life of four
years and
five
months as of
June 30, 2020.
The San Marcos operating lease liability has a life of
nine
months as of
June 30, 2020.
The adoption of the lease accounting standard resulted in the recognition of an operating ROU asset of
$1,553
thousand and a related lease liability of
$1,744
thousand during the
first
quarter of
2019.

Additional qualitative and quantitative disclosures regarding the Company's leasing arrangements are also required. The Company adopted ASC
842
prospectively and elected the package of transition practical expedients that does not
require reassessment of: (
1
) whether any existing or expired contracts are or contain leases, (
2
) lease classification and (
3
) initial direct costs. In addition, the Company has elected other available practical expedients to not
separate lease and non-lease components, which consist principally of common area maintenance charges, for all classes of underlying assets and to exclude leases with an initial term of
12
months or less.

As the implicit rate is
not
readily determinable for the Company's lease agreement, the Company uses an estimated incremental borrowing rate to determine the initial present value of lease payments. This discount rate for the lease approximates SVB's prime rate.

Supplemental cash flow information includes operating cash flows related to operating leases. For the six
months ended
June 30, 2020
and
2019,
the Company had
$179
thousand and
$88
thousand, respectively, in operating cash flows related to operating leases.

Schedule of Items Appearing on the Statement
of Operations
:

	Three Months Ended		Six Months Ended
	June 30, 20 20	June 30, 201 9	June 30, 20 20	June 30, 201 9
Operating expense:
Amortization expense – Finance ROU	$11	$16	$21	$32
Lease expense – Operating ROU	82	83	165	162
Other expense:
Interest expense – Finance ROU	$—	$1	$1	$2

Future minimum lease obligations consisted of the following at
June 30
,
20
20
(in thousands):

	Operating	Finance
Period ending June 30,	ROU Leases	ROU Leases	Total
2021	$363	$39	$402
2022	363	5	368
2023	375	—	375
2024	384	—	384
2025	159	—	159
Thereafter	—	—	—
	$1,644	$44	$1,688
Less Interest*	(183)	(1)
	$1,461	$43

*Interest is imputed for operating ROU leases and classified as lease expense and is included in operating expenses in the accompanying condensed consolidated statement of operations.